Summary of Significant Accounting Policies - Additional Information (Detail) (Minimum [Member])	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Unrecognized gain (loss) of projected benefit obligation or fair value of assets	10.00%